Nature of Operations (Tables)	12 Months Ended
Dec. 31, 2018
Nature of Operations [Abstract]
Summary of Noninterest Income

(dollars in thousands)	2018
Noninterest Income
In-scope of Topic 606:
Service charges on deposit accounts	$263
ATM Fees	398
Overdraft Fees	1,505
Safe deposit box rental	96
Loan related service fees	515
Debit card	1,330
Fiduciary activities	589
Commissions on mutual funds & annuities	185
Other income	782
Noninterest Income (in-scope of Topic 606)	5,663
Out-of-scope of Topic 606:
Net realized gains on sales of securities	213
Loan servicing fees	48
Gain on sales of loans	15
Earnings on and proceeds from bank-owned life insurance	1,126
Noninterest Income (out-of-scope of Topic 606)	1,402
Total Noninterest Income	$7,065